General Information - Subsidiaries That Were Excluded From Consolidation (Detail)	12 Months Ended
Dec. 31, 2022
POSCAN ELKVIEW COAL LTD
Disclosure of subsidiaries [line items]
Date of exclusion	2022-08
Reason	Merged into POSCO Canada Ltd.
2015 POSCO New technology II Fund
Disclosure of subsidiaries [line items]
Date of exclusion	2022-12
Reason	Liquidation
POSCO CHEMICAL Free Zone Enterprise
Disclosure of subsidiaries [line items]
Date of exclusion	2022-12
Reason	Liquidation